INCOME TAX - Vallon - 10-K - Reconciliation of Federal Statutory Income Tax Rate to the Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Unrecognized compensation cost, options	$ 424		$ 424
Stock-based compensation	$ 326	$ 0	$ 351	$ 0
Vallon Pharmaceuticals, Inc.
Income Taxes [Line Items]
Expected income tax benefit at the federal statutory rate					21.00%	21.00%
State and local taxes, net of federal benefit					10.80%	10.60%
Non-deductible items and other					(0.80%)	(0.50%)
Change in valuation allowance					(31.00%)	(31.10%)
Total					0.00%	0.00%
Outstanding, intrinsic value					$ 0
Unrecognized compensation cost, options					$ 753
Unrecognized compensation, weighted average amortization period (in years)					2 years 7 months 20 days
Stock-based compensation					$ 99	$ 626